Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,412,842	$ 991,467
Less: allowance for credit losses
Total accounts receivable, net	$ 2,412,842	$ 991,467